Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Timing of Revenue Recognition (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 18,481,149	$ 2,373,334	$ 20,286,590	$ 20,539,218
Point in time [Member] | Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	10,543,318	1,353,964	10,432,198	15,427,899
Point in time [Member] | Project-based Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	5,794,221	744,089	7,490,660	2,607,555
Point in time [Member] | One-off Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 2,143,610	$ 275,281	$ 2,363,732	$ 2,503,764